Consolidated Balance Sheets - CAD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 64	$ 266
Restricted cash and cash equivalents		524	493
Accounts receivable		1,213	1,169
Material and supplies		611	557
Other current assets		418	243
Total current assets		2,830	2,728
Properties		39,669
Properties			37,773
Operating lease right-of-use assets	[1]	520
Pension asset		336	446
Intangible assets, goodwill and other		429	267
Total assets		43,784	41,214
Current liabilities
Accounts payable and other		2,357	2,316
Current portion of long-term debt		1,930	1,184
Total current liabilities		4,287	3,500
Deferred income taxes		7,844	7,480
Other liabilities and deferred credits		634	501
Pension and other postretirement benefits		733	707
Long-term debt		11,866	11,385
Operating lease liabilities	[1]	379
Shareholders' equity
Common shares		3,650	3,634
Common shares in Share Trusts		(163)	(175)
Additional paid-in capital		403	408
Accumulated other comprehensive loss		(3,483)	(2,849)
Retained earnings		17,634	16,623
Total shareholders' equity		18,041	17,641
Total liabilities and shareholders' equity		$ 43,784	$ 41,214

[1]	The Company adopted Accounting Standards Update (ASU) 2016-02: Leases and related amendments (Topic 842) in the first quarter of 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information. The Company now includes Operating lease right-of-use assets and Operating lease liabilities on the Consolidated Balance Sheet. See Note 2 - Recent accounting pronouncements for additional information.